         MILESTONE

         MONARCH LIFE INSURANCE COMPANY
         SEPARATE ACCOUNT VA

         ANNUAL REPORT
         DECEMBER 31, 1998





This is a copy of the annual report of the separate account in which your Monarch Life Insurance Company variable annuity contract invests. We take pride in our continued commitment to provide prompt, courteous service to our contract owners. For inquiries regarding your contract, please call our Annuity Service Center at 1-800-654-0050.




[MONARCH LIFE INSURANCE LOGO]


The investment results presented in this report are historical and are no indication of future performance.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Receiver of Monarch Life Insurance Company and Contract Owners of Monarch Life Insurance Company Separate Account VA

In our opinion, the accompanying statements of net assets and the related statements of operations and changes in net assets present fairly, in all material respects, the financial position of the Domestic Money Market, Government Bond, High Current Income, Quality Equity, Special Value Focus, Global Strategy Focus, and Basic Value Focus Divisions (constituting Monarch Life Insurance Company Separate Account VA) at December 31, 1998 and 1997 and the results of each of their operations and changes in their net assets for each of the two years in the period ended December 31, 1998, and the results of operations and changes in net assets for the Cash Management, U.S. Government Bond, Multiple Strategies, Common Stock, World Equity, and Tilt Utility Divisions for the year ended December 31, 1996, in conformity with generally accepted accounting principles. These financial statements are the responsibility of Monarch Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 1998, by correspondence with the ML Funds, provide a reasonable basis for the opinion expressed above.


PRICEWATERHOUSECOOPERS LLP
Boston, Massachusetts
February 22, 1999

MONARCH LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA
STATEMENT OF NET ASSETS AT DECEMBER 31, 1998

------------------------------------------------------------------------------------------------------------------------------------

ASSETS                                                                     COST               SHARES                 MARKET VALUE
                                                                      ----------------       ------------           ----------------
Investment in Merrill Lynch Variable Series Funds, Inc.,
 at Market Value (Notes 1 and 2):
  Domestic Money Market Fund                                        $         460,819            460,819          $         460,819
  Government Bond Fund                                                        220,252             20,820                    226,526
  High Current Income Fund                                                    318,417             27,918                    282,250
  Quality Equity Fund                                                         977,352             26,374                  1,005,361
  Special Value Focus Fund                                                  1,312,588             51,540                  1,028,214
  Global Strategy Focus Fund                                                  931,373             65,492                    878,244
  Basic Value Focus Fund                                                      726,825             48,986                    718,630
                                                                      ----------------                              ----------------
Total Invested Assets                                               $       4,947,626                                     4,600,044
                                                                      ================

LIABILITIES
Pending Trades                                                                                                                5,155
                                                                                                                    ----------------
  Total Liabilities                                                                                                           5,155
                                                                                                                    ----------------

  Net Assets                                                                                                      $       4,594,889
                                                                                                                    ================







The accompanying notes are an integral part of these financial statements.

MONARCH LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA
STATEMENT OF NET ASSETS AT DECEMBER 31, 1997


------------------------------------------------------------------------------------------------------------------------------------

ASSETS                                                                     COST               SHARES                 MARKET VALUE
                                                                      ----------------       ------------           ----------------
Investment in Merrill Lynch Variable Series Funds, Inc.,
at Market Value (Notes 1 and 2):
  Domestic Money Market Fund                                        $         534,143            534,143          $         534,143
  Government Bond Fund                                                        290,106             27,472                    291,201
  High Current Income Fund                                                    364,475             31,802                    366,364
  Quality Equity Fund                                                       1,055,656             27,456                  1,054,849
  Special Value Focus Fund                                                  1,257,782             44,460                  1,233,774
  Global Strategy Focus Fund                                                1,014,607             69,021                  1,015,297
  Basic Value Focus Fund                                                      895,168             55,756                    883,173
                                                                      ----------------                              ----------------
Total Invested Assets                                               $       5,411,937                                     5,378,801
                                                                      ================

Pending Trades                                                                                                               12,419
                                                                                                                    ----------------
  Total Assets                                                                                                            5,391,220
                                                                                                                    ----------------

LIABILITIES
  Total Liabilities                                                                                                              --
                                                                                                                    ----------------

  Net Assets                                                                                                      $       5,391,220
                                                                                                                    ================




The accompanying notes are an integral part of these financial statements.

MONARCH LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                   TOTALS - ALL DIVISIONS
                                                                      --------------------------------------------------------------
                                                                           1998                1997                      1996
                                                                      ----------------    ---------------           ----------------
Investment Income:
  Dividends (Note 2)                                                $         811,309     $      95,337          $         454,316
Expenses:
  Risk Charges and Administrative Expenses (Note 5)                          (70,045)           (85,385)                  (113,284)
                                                                      ----------------    ---------------           ----------------
    Net Investment Income                                                     741,264              9,952                    341,032
                                                                      ----------------    ---------------           ----------------

Net Realized Gains (Losses)                                                 (181,765)          1,479,312                    495,390
Net Unrealized Gains (Losses)                                               (314,447)          (682,353)                   (10,431)
                                                                      ----------------    ---------------           ----------------
  Net Realized and Unrealized Gains (Losses)                                (496,212)            796,959                    484,959
                                                                      ----------------    ---------------           ----------------

Net Increase in Net Assets
  Resulting from Operations                                                   245,052            806,911                    825,991
                                                                      ----------------    ---------------           ----------------


Transfers of Net Premiums                                                       3,951              8,137                      7,229
Transfers Due to Terminations                                             (1,045,334)        (2,216,235)                (3,620,054)
Transfers Among Investment Divisions                                               --                 --                         --
                                                                      ----------------    ---------------           ----------------

Net Decrease in Net Assets
  Resulting from Principal Transactions                                   (1,041,383)        (2,208,098)                (3,612,825)
                                                                      ----------------    ---------------           ----------------

Total Decrease in Net Assets                                                (796,331)        (1,401,187)                (2,786,834)
Net Assets - Beginning of Year                                              5,391,220          6,792,407                  9,579,241
                                                                      ----------------    ---------------           ----------------
Net Assets - End of Year                                            $       4,594,889   $      5,391,220          $       6,792,407
                                                                      ================    ===============           ================



The accompanying notes are an integral part of these financial statements.

MONARCH LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1998

------------------------------------------------------------------------------------------------------------------------------------

                                                                            DOMESTIC                 GOV'T           HIGH CURRENT
                                                                           MONEY MARKET               BOND              INCOME
                                                       TOTAL                DIVISION                DIVISION           DIVISION
                                                     ------------------    ------------------      -------------    ----------------
Investment Income:
  Dividends (Note 2)                                        $ 811,309         $      25,618        $    15,521      $      32,546
Expenses:
  Risk Charges and Administrative Expenses                    (70,045)               (7,083)            (3,706)            (4,541)
    (Note 5)                                         ------------------    ------------------      -------------    ---------------
    Net Investment Income (Loss)                              741,264                18,535             11,815             28,005
                                                     ------------------    ------------------      -------------    ---------------

Net Realized Gains (Losses)                                  (181,765)                   --              1,626             (3,400)
Net Unrealized Gains (Losses)                                (314,447)                   --              5,179            (38,056)
                                                     ------------------    ------------------      -------------    ---------------
  Net Realized and Unrealized Gains (Losses)                 (496,212)                   --              6,805            (41,456)
                                                     ------------------    ------------------      -------------    ---------------

Net Increase (Decrease) in Net Assets
  Resulting from Operations                                   245,052                18,535             18,620            (13,451)
                                                     ------------------    ------------------      -------------    ---------------


Transfers of Net Premiums                                       3,951                   600                  0                698
Transfers Due to Terminations                              (1,045,334)             (120,706)           (71,298)           (66,183)
Transfers Among Investment Divisions                               --                28,114            (14,259)            (9,012)
                                                     ------------------    ------------------      -------------    ---------------

Net Decrease in Net Assets
  Resulting from Principal Transactions                    (1,041,383)              (91,992)           (85,557)           (74,497)
                                                     ------------------    ------------------      -------------    ---------------

Total Decrease in Net Assets                                 (796,331)              (73,457)           (66,937)           (87,948)
Net Assets - Beginning of Year                              5,391,220               533,985            291,926            366,843
                                                     ------------------    ------------------      -------------    ---------------
Net Assets - End of Year                                  $ 4,594,889      $        460,528        $   224,989       $    278,895
                                                     ==================    ==================      =============    ===============





                                                                                   SPECIAL           GLOBAL           BASIC
                                                                  QUALITY           VALUE           STRATEGY          VALUE
                                                                   EQUITY           FOCUS             FOCUS           FOCUS
                                                                  DIVISION         DIVISION         DIVISION         DIVISION
                                                                 -----------      -----------      -----------      -----------
Investment Income:
  Dividends (Note 2)                                           $    149,520     $    285,035     $    165,981     $    137,088
Expenses:
  Risk Charges and Administrative Expenses (Note 5)                 (13,872)         (15,716)         (13,190)         (11,937)
                                                                 -----------      -----------      -----------      -----------
    Net Investment Income (Loss)                                    135,648          269,319          152,791          125,151
                                                                 -----------      -----------      -----------      -----------

Net Realized Gains (Losses)                                          20,761)         (90,210)         (29,868)         (39,152)
Net Unrealized Gains (Losses)                                        28,816         (260,366)         (53,819            3,799
                                                                 -----------      -----------      -----------      -----------
  Net Realized and Unrealized Gains (Losses)                          8,055         (350,576)         (83,687)         (35,353)
                                                                 -----------      -----------      -----------      -----------

Net Increase (Decrease) in Net Assets
  Resulting from Operations                                         143,703          (81,257)          69,104           89,798
                                                                 -----------      -----------      -----------      -----------


Transfers of Net Premiums                                               250            1,215              948              240
Transfers Due to Terminations                                      (206,030)        (120,770)        (186,668)        (273,679)
Transfers Among Investment Divisions                                 (9,208)           1,353          (19,474)          22,486
                                                                 -----------      -----------      -----------      -----------

Net Decrease in Net Assets
  Resulting from Principal Transactions                            (214,988)        (118,202)        (205,194)        (250,953)
                                                                 -----------      -----------      -----------      -----------

Total Decrease in Net Assets                                        (71,285)        (199,459)        (136,090)        (161,155)
Net Assets - Beginning of Year                                    1,076,652        1,227,690        1,014,337          879,787
                                                                 -----------      -----------      -----------      -----------
Net Assets - End of Year                                       $  1,005,367     $  1,028,231     $    878,247     $    718,632
                                                                 ===========      ===========      ===========      ===========



The accompanying notes are an integral part of these financial statements.

MONARCH LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1997

------------------------------------------------------------------------------------------------------------------------------------

                                                                                DOMESTIC              GOV'T           HIGH CURRENT
                                                                              MONEY MARKET             BOND              INCOME
                                                     TOTAL                      DIVISION             DIVISION           DIVISION
                                                     ----------------      -------------------    -----------------  ---------------

Investment Income:
  Dividends (Note 2)                                  $      95,337               $   30,572            $   3,055      $     2,962
Expenses:
  Risk Charges and Administrative Expenses (Note 5)         (85,385)                  (8,305)              (5,970)          (6,539)
                                                     ----------------       ------------------    -----------------  ---------------
    Net Investment Income (Loss)                               9,952                   22,267              (2,915)          (3,577)
                                                     ----------------       ------------------    -----------------  ---------------

Net Realized Gains                                         1,479,312                       --               10,226           65,704
Net Unrealized Gains (Losses)                               (682,353)                       --               23,802          (8,394)
                                                     ----------------       ------------------    -----------------  ---------------
  Net Realized and Unrealized Gains                          796,959                       --               34,028           57,310
                                                     ----------------        -----------------    -----------------  ---------------

Net Increase in Net Assets
  Resulting from Operations                                  806,911                   22,267               31,113           53,733
                                                     ----------------       ------------------    -----------------  ---------------


Transfers of Net Premiums                                      8,137                      703                   --              571
Transfers Due to Terminations                            (2,216,235)                (262,714)            (309,061)        (240,631)
Transfers Among Investment Divisions                              --                   65,008                8,416            8,202
                                                     ----------------      -------------------    -----------------  ---------------

Net Decrease in Net Assets
  Resulting from Principal Transactions                  (2,208,098)                (197,003)            (300,645)        (231,858)
                                                     ----------------       ------------------    -----------------  ---------------

Total Decrease in Net Assets                              (1,401,187)                (174,736)            (269,532)        (178,125)
Net Assets - Beginning of Year                             6,792,407                  708,721              561,458          544,968
                                                     ----------------       ------------------    -----------------  ---------------
Net Assets - End of Year                             $     5,391,220           $      533,985        $     291,926   $      366,843
                                                     ================       ==================    =================    =============






-------------------------------------------------------------------------------------------------------------------

                                                                                                          BASIC
                                                       QUALITY           SPECIAL           GLOBAL         VALUE
                                                        EQUITY         VALUE FOCUS     STRATEGY FOCUS     FOCUS
                                                       DIVISION          DIVISION          DIVISION      DIVISION
                                                      -----------      -----------      -----------     -----------
Investment Income:
  Dividends (Note 2)                                $      9,455     $     15,227     $     14,798    $     19,268
Expenses:
  Risk Charges and Administrative Expenses (Note 5)      (17,250)         (17,472)         (16,739)        (13,110)
                                                      -----------      -----------      -----------     -----------
    Net Investment Income (Loss)                          (7,795)          (2,245)          (1,941)          6,158
                                                      -----------      -----------      -----------     -----------

Net Realized Gains                                       360,682          406,445          358,676         277,579
Net Unrealized Gains (Losses)                           (142,568)        (174,551)        (266,470)       (114,172)
                                                      -----------      -----------      -----------     -----------
  Net Realized and Unrealized Gains                      218,114          231,894           92,206         163,407
                                                      -----------      -----------      -----------     -----------

Net Increase in Net Assets
  Resulting from Operations                              210,319          229,649           90,265         169,565
                                                      -----------      -----------      -----------     -----------


Transfers of Net Premiums                                    600            1,792            1,175           3,296
Transfers Due to Terminations                           (442,719)        (369,043)        (316,679)       (275,388)
Transfers Among Investment Divisions                     (41,713)          98,832          (99,005)        (39,740)
                                                      -----------      -----------      -----------     -----------

Net Decrease in Net Assets
  Resulting from Principal Transactions                 (483,832)        (268,419)        (414,509)       (311,832)
                                                      -----------      -----------      -----------     -----------

Total Decrease in Net Assets                            (273,513)         (38,770)        (324,244)       (142,267)
Net Assets - Beginning of Year                         1,350,165        1,266,460        1,338,581       1,022,054
                                                      -----------      -----------      -----------     -----------
Net Assets - End of Year                            $  1,076,652     $  1,227,690     $  1,014,337    $    879,787
                                                      ===========      ===========      ===========     ===========




The accompanying notes are an integral part of these financial statements.

The Divisions reflect the operations and changes in net assets in the portfolios of the Trust through December 2, 1997 (see Note 1).

MONARCH LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1996


------------------------------------------------------------------------------------------------------------------------------

                                                                              CASH           U.S. GOV'T         HIGH INCOME
                                                                           MANAGEMENT           BOND            BOND
                                                           TOTAL            DIVISION          DIVISION        DIVISION
                                                         -----------      -------------      -----------      ----------
Investment Income:
  Dividends (Note 2)                                   $    454,316     $       37,582     $     43,600     $    36,944
Expenses:
  Risk Charges and Administrative Expenses (Note 5)       (113,284)           (11,352)          (9,951)         (9,733)
                                                         -----------      -------------      -----------      ----------
    Net Investment Income (Loss)                            341,032             26,230           33,649          27,211
                                                         -----------      -------------      -----------      ----------

Net Realized Gains (Losses)                                 495,390                 --         (31,533)          75,335
Net Unrealized Gains (Losses)                              (10,431)                 --          (5,241)        (20,528)
                                                         -----------      -------------      -----------      ----------
   Net Realized and Unrealized Gains (Losses)               484,959                 --         (36,774)          54,807
                                                         -----------      -------------      -----------      ----------

Net Increase (Decrease) in Net Assets
  Resulting from Operations                                 825,991             26,230          (3,125)          82,018
                                                         -----------      -------------      -----------      ----------


Transfers of Net Premiums                                     7,229                600               --             235
Transfers Due to Terminations                           (3,620,054)          (511,575)        (319,956)       (230,485)
Transfers Among Investment Divisions                             --            510,059         (20,742)       (170,031)
                                                         -----------      -------------      -----------      ----------

Net Decrease in Net Assets
  Resulting from Principal Transactions                 (3,612,825)              (916)        (340,698)       (400,281)
                                                         -----------      -------------      -----------      ----------

Total Increase (Decrease) in Net Assets                 (2,786,834)             25,314        (343,823)       (318,263)
Net Assets - Beginning of Year                            9,579,241            683,407          905,281         863,231
                                                         -----------      -------------      -----------      ----------
Net Assets - End of Year                               $  6,792,407     $      708,721     $    561,458     $   544,968
                                                         ===========      =============      ===========      ==========







         --------------------------------------------------------------------------------------------------------------

                                                          MULTIPLE          COMMON           WORLD             TILT
                                                          STRATEGIES        STOCK            EQUITY          UTILITY
                                                          DIVISION         DIVISION         DIVISION         DIVISION
                                                          ----------      -----------      -----------      -----------
         Investment Income:
           Dividends (Note 2)                               148,381       $  75,239        $  37,601        $  74,969
         Expenses:
           Risk Charges and Administrative Expenses        (21,543)         (20,526)         (20,961)         (19,218)
         (Note 5)
                                                          ----------      -----------      -----------      -----------
             Net Investment Income (Loss)                   126,838           54,713           16,640           55,751
                                                          ----------      -----------      -----------      -----------

         Net Realized Gains (Losses)                         24,696          314,022          110,873            1,997
         Net Unrealized Gains (Losses)                       77,239         (44,298)           24,684         (42,287)
                                                          ----------      -----------      -----------      -----------
            Net Realized and Unrealized Gains (Losses)      101,935          269,724          135,557         (40,290)
                                                          ----------      -----------      -----------      -----------

         Net Increase (Decrease) in Net Assets
           Resulting from Operations                        228,773          324,437          152,197           15,461
                                                          ----------      -----------      -----------      -----------


         Transfers of Net Premiums                              500            3,079            2,075             740
         Transfers Due to Terminations                    (602,163)        (755,158)        (486,797)        (713,920)
         Transfers Among Investment Divisions              (46,606)         (70,810)         (66,453)        (135,417)
                                                          ----------      -----------      -----------      -----------

         Net Decrease in Net Assets
           Resulting from Principal Transactions          (648,269)        (822,889)        (551,175)        (848,597)
                                                          ----------      -----------      -----------      -----------

         Total Increase (Decrease) in Net Assets          (419,496)        (498,452)        (398,978)        (833,136)
         Net Assets - Beginning of Year                   1,769,661        1,764,912        1,737,559        1,855,190
                                                          ----------      -----------      -----------      -----------
         Net Assets - End of Year                        $1,350,165       $1,266,460       $1,338,581       $1,022,054
                                                          ==========      ===========      ===========      ===========



   The accompanying notes are an integral part of these financial statements.

MONARCH LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA
NOTES TO FINANCIAL STATEMENTS
------------------------------------------------------------------------------

NOTE 1-ORGANIZATION

Monarch Life Insurance Company Separate Account VA (the Account) is a segregated account of Monarch Life Insurance Company (Monarch Life) and is registered as a unit investment trust under the Investment Company Act of 1940, as amended (1940
Act). Each of the seven investment divisions of the Account are invested solely in the shares of the seven corresponding separate funds of the Merrill Lynch Variable Series Funds, Inc. (the ML Funds), a no-load, diversified, open-end, management investment company registered under the 1940 Act. Merrill Lynch Asset Management, L.P., an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc., is the investment advisor for the ML Funds. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of Monarch Life. The Account cannot be charged with liabilities arising out of any other business of Monarch Life.

Monarch Life is a wholly-owned subsidiary of Regal Reinsurance Company (Regal
Re). On June 9, 1994, the Insurance Commissioner of the Commonwealth of Massachusetts (the Commissioner) was appointed receiver (the Receiver) of Monarch Life in a rehabilitation proceeding pending before the Supreme Judicial Court for Suffolk County, Massachusetts (the Court). A term sheet dated July 19, 1994 (the Term Sheet) among the Commissioner (in her capacity as Commissioner and Receiver) and certain Regal Re shareholders and noteholders and holders of Monarch Life's surplus notes (representing approximately 85% of both the total outstanding Regal Re notes and common stock) (the Holders) was approved by the Court on September 1, 1994. Pursuant to the Term Sheet, the Holders transferred their notes and stock into voting trusts for which the Commissioner is the sole trustee, which effectively vests control of Monarch Life and Regal Re in the Commissioner.

Some insurance departments have either suspended Monarch Life's certificate of authority, ordered Monarch Life to cease writing new business, or have requested a voluntary suspension of sales. In addition, Monarch Life's certificate of authority has been revoked by the insurance departments of the states of Idaho
(1998), Louisiana (1994), Michigan (1995), Missouri (1994), Nevada (1997), and
Wyoming (1992).

Monarch Life currently limits its business to maintaining its existing blocks of disability income insurance, variable life, and annuity businesses. Monarch Life ceased issuing new variable life insurance policies and new annuity contracts effective May 1, 1992, and new disability income insurance policies effective June 15, 1993.

The assets of the Account are not available to meet the general obligations of Monarch Life or Regal Re and are held for the exclusive benefit of the contract owners participating in the Account.

Prior to December 3, 1997, the seven investment divisions of the Account invested solely in the shares of the seven corresponding portfolios of the Variable Investors Series Trust (the Trust), a no-load, diversified, open-end, series management investment company registered under the 1940 Act. First Variable Advisory Services Corp., managed the business and affairs of the Trust and served as investment advisor to all portfolios of the Trust, subject to the authority and direction of the Board of Trustees of the Trust. On October 11, 1996, Monarch Life filed with the Securities and Exchange Commission, an application requesting an order approving the substitution of shares of certain funds of the ML Funds, for shares of each of the portfolios of the Trust held in the Account. On September 24, 1997, the Securities and Exchange Commission issued an order approving the substitution.

Simultaneously with the substitution of the ML Funds for the portfolios of the Trust, the investment divisions of the Account were renamed for the funds of the ML Funds.

MONARCH LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA
NOTES TO FINANCIAL STATEMENTS
------------------------------------------------------------------------------

NOTE 2-SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Account in preparation of its financial statements. Preparation of financial statements requires the use of estimates made by management. Actual results may differ from these estimates. The policies are in conformity with generally accepted accounting principles.

        INVESTMENTS: The investments in shares of the ML Funds are stated at market value which is the net asset value per share of the respective funds. Investment transactions are accounted for on the date the shares are purchased or sold. The cost of shares redeemed is determined on the first-in, first-out method. Dividend and capital gain distributions received from the ML Funds are reinvested in additional shares and are recorded as income by the Account on the ex-dividend date. Capital gains distributions are included in dividend income in the Statements of Operations and Changes in Net Assets.

        FEDERAL INCOME TAXES: For federal income tax purposes, operations of the Account are combined with those of Monarch Life which is taxed as a life insurance company. Under existing federal income tax law, investment income (dividends) and capital gains attributable to the Account are not taxed.

NOTE 3-PURCHASES AND SALES OF SECURITIES

Total cost of purchases and proceeds from sales of ML Funds shares by the Account during the year ended December 31, 1998, are shown below:



                                                     PURCHASES SALES

Domestic Money Market Fund                   $229,149          $  302,473
Government Bond Fund                           23,289              94,769
High Current Income Fund                       38,420              81,079
Quality Equity Fund                           215,300             272,849
Special Value Focus Fund                      450,358             305,321
Global Strategy Focus Fund                    168,364             221,725
Basic Value Focus Fund                        365,716             494,906
                                           ----------          ----------
Totals                                     $1,490,596          $1,773,122
                                           ==========          ==========

MONARCH LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA
NOTES TO FINANCIAL STATEMENTS
------------------------------------------------------------------------------

NOTE 4-CONTRACT OWNERS' EQUITY

Contract owners' equity at December 31, 1998, consists of the following:

                                                             ACCUMULATION
                                           ACCUMULATION         UNIT
                                            UNITS              VALUE                 EQUITY
Domestic Money Market Division            35,420.1890       $13.001875             $  460,528
Government Bond Division                  12,710.1283        17.701603                224,989
High Current Income Division              16,309.3978        17.100231                278,895
Quality Equity Division                   32,985.2274        30.479267              1,005,367
Special Value Focus Division              14,852.3449        69.230250              1,028,231
Global Value Focus Division               44,012.5059        19.954472                878,247
Basic Value Focus Division                24,598.7468        29.214184                718,632
                                                                                   ----------
Totals                                                                             $4,594,889
                                                                                   ==========

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
MONARCH LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA
NOTES TO FINANCIAL STATEMENTS
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NOTE 5-EXPENSES

Monarch Life assumes mortality and expense risks and administrative expenses related to the operations of the Account. Monarch Life deducts a daily charge from the assets of the Account to cover these risks. This charge is, on an annual basis, equal to a rate of 1.4% (0.85% for mortality risks, 0.40% for expense risks, and 0.15% for administrative charges) of the daily net assets of the Account.

NOTE 6-DIVERSIFICATION REQUIREMENTS

Under the provisions of Section 817(h) of the Internal Revenue Code (the Code), a variable annuity contract, other than a contract issued in connection with certain types of employee benefits plans, will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account, on which the contract is based, are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

The Internal Revenue Service has issued regulations under Section 817(h) of the Code. Monarch Life believes, based on assurances from the ML Funds, that the Account satisfies the current requirements of the regulations.

NOTE 7-PRINCIPAL UNDERWRITER AND GENERAL DISTRIBUTOR

Baystate Capital Services, Inc. (BCSI), is the principal underwriter and general distributor of the contracts maintained in the Account. BCSI is a wholly-owned subsidiary of Monarch Life.

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